MONEY MARKET PROFUND
Money Market ProFund

Important Information About the Fund
An investment in Money Market ProFund (the “Fund”) is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share, there is no guarantee that the Fund will do so, and you could lose money by investing in this Fund. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change.
Investment Objective
The Fund seeks a high level of current income consistent with liquidity and preservation of capital.

The Fund is a feeder fund that currently invests substantially all of its assets in a master fund, the Cash Management Portfolio (the “Portfolio”), a separate registered investment company managed by Deutsche Investment Management Americas Inc. (“DIMA”) with an identical investment objective. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to its investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

On April 25, 2001, shareholders of the Fund approved an investment advisory agreement with ProFund Advisors LLC (“ProFund Advisors” or “Advisor”) under which ProFund Advisors serves as investment adviser of the Fund. No fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Fund. The Fund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the Fund shareholders’ best interests.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MONEY MARKET PROFUND (USD $)	Investor Class Shares	Service Class Shares
Wire Fee	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MONEY MARKET PROFUND		Investor Class Shares	Service Class Shares
Investment Advisory Fees	[1]	0.13%	0.13%
Distribution and Service (12b-1) Fees	[1]	none	1.00%
Other Expenses	[1]	0.83%	0.83%
Total Annual Fund Operating Expenses	[1][2]	0.96%	1.96%
[1]	Reflects the expenses of both the Fund and the Portfolio.
[2]	The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the Fund and/or one or more classes of shares of the Fund at a certain level as determined by the Advisor. The Advisor may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the Fund's future yield.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example includes the combined expenses of the Fund and the Portfolio. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example MONEY MARKET PROFUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	98	306	531	1,178
Service Class Shares	199	615	1,057	2,285

The Fund pays transaction costs associated with transacting in securities. These costs are not reflected in the example or the table above.
Principal Investment Strategies
The Fund pursues its investment objective through a “master feeder” arrangement. The Fund invests substantially all of its assets in the Portfolio, a separate registered investment company managed by DIMA with an identical investment objective. The Portfolio invests in high quality, short-term, U.S. dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:
  debt obligations issued by U.S. and foreign banks, financial institutions, corporations, municipalities or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.
  U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. government.
  repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed upon price.
  asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on asset-backed securities generally consist of interest and/or principal.
Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of banks and other financial institutions that satisfy the Portfolio’s eligibility requirements. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with portfolio management, a credit team at DIMA screens potential securities and develops a list of those that the Portfolio may buy. Portfolio management at DIMA, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

The Portfolio maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate readjustments. The Portfolio is managed according to certain guidelines of Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Generally, securities in the Portfolio are denominated in U.S. dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have maturity shortening features (such as interest rate readjustments and demand features) that have the effect of reducing their maturities to 397 days or less. The Portfolio buys securities that its investment adviser determines present minimal credit risks and at the time of purchase:
  have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations; or
  have no short-term rating, but are deemed by the Portfolio’s investment adviser to be of comparable quality to a security that has received a rating in one of the two highest short-term categories; provided that, if the security has a long-term rating, it must be rated in one of the top three highest long-term rating categories by two NRSROs or one NRSRO if that NRSRO is the only NRSRO that rates such obligation; and
  do not result in the Portfolio holding more than 3% of its total assets in second tier securities (which are otherwise eligible securities that do not have the requisite ratings in the highest short-term rating category or if unrated, are not deemed by the Portfolio’s investment adviser to be comparable to that category), provided that the Portfolio will not purchase a second tier security with a remaining maturity greater than 45 days.
The Portfolio maintains certain minimum liquidity standards such that:
  the Portfolio may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the Portfolio would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. government obligations);
  the Portfolio may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the Portfolio would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. government obligations and government agency discount notes with remaining maturities of 60 days or less); and
  the Portfolio may not purchase an illiquid security if, immediately after purchase, the Portfolio would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the Portfolio).
Portfolio management may also adjust the Portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover. The Fund permits short-term trading of its securities, which may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Credit Risk — A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. A credit rating downgrade could hurt the fund’s performance and the fund’s share price could fall below $1.00. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Portfolio only buys high quality securities with minimal credit risk. The Portfolio primarily buys securities with remaining maturities of 397 days or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Securities that rely on third party guarantees to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of debt obligations, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the US government might provide financial support, but has no obligation to do so.

It is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Portfolio. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Portfolio may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Portfolio may be required to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Portfolio to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Financial Services Industry Concentration Risk — Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Foreign Investment Risk — The Portfolio may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low interest rates, the Portfolio’s yield may approach zero. The value of securities with longer maturities may fluctuate more in response to interest rate changes than the value of securities with shorter maturities. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Liquidity Risk — The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund’s ability to maintain a $1.00 share price.

Certain shareholders may from time to time own or control a significant percentage of the fund’s shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund’s liquidity risk and may impact the fund’s ability to maintain a $1.00 share price.

Market Risk — The Portfolio is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Master/Feeder Risk — While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeder funds, if any, of their shares in the Portfolio could have adverse effects on the Fund, such as requiring the liquidation of a substantial portion of the Portfolio’s holdings at a time when it may be disadvantageous to do so. Also, other feeder funds of the Portfolio, if any, may have a greater ownership interest in the Portfolio than the Fund’s interest, and, therefore, could have effective voting control over the operation of the Portfolio.

Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Portfolio’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Portfolio and/or Fund may have a significant adverse effect on the share price of the Fund. See Master/Feeder Risk.

Money Market Regulatory Risk — In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund’s operations and/or return potential.

Municipal Securities Risk — The Portfolio will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt the Portfolio’s performance.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Prepayment and Extension Risk — When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early. In addition, issuers of lower interest debt obligations may have the right to pay off the debts later than expected, thus keeping the Portfolio’s assets tied up in lower interest debt obligations.

Security Selection Risk — While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio’s yield to lag behind those of similar money market funds.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results for Investor Class Shares have varied from year to year, and the table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past results are not predictive of future results. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expenses waivers, the performance shown would have been lower. Updated information on the Fund’s results can be obtained by visiting ProFunds.com.

Best Quarter (ended 09/30/2007): 1.18%; Worst Quarter (ended 06/30/2011): 0.00%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns MONEY MARKET PROFUND	One Year	Five Years	Ten Years	Inception Date
Investor Class Shares	0.02%	0.43%	1.43%	Nov. 17, 1997
Service Class Shares	0.02%	0.23%	0.95%	Nov. 17, 1997

The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2012 was 0.02% for Investor Class Shares and 0.02% for Service Class Shares.